UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)
--------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2003

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2003

Item 1.  Reports to Stockholders - Filed herewith


Portfolio Manager's Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.

Dear Investor:

This is the annual report for the First Investors Cash Management Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was .6% for Class A shares and .1% for Class B shares. The Fund maintained a $1.00 net asset value for each class of shares throughout the year.

The primary factor that drove the Fund's performance during the fiscal year was the low short-term interest rate environment.

Short-term interest rates moved generally lower through the first three quarters of the reporting period. The Federal Reserve Board ("the Fed") lowered short-term rates by 50 basis points (1/2 of 1%) in November 2002, and again by 25 basis points in June 2003.

The Fund responded to the declining short-term interest rates by maintaining a relatively long weighted average maturity. The yield curve remained positively sloped during most of the period and offered opportunities for incremental return by investing in securities with longer maturities. The Fund also used corporate bonds and notes for incremental return, in addition to floating rate securities and various types of callable securities.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
and Portfolio Manager

October 31, 2003



Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--46.3%
    $5,400M   3M Co., 11/3/03                                                         1.00%     $5,395,050        $291
              Abbott Laboratories:
     3,000M     10/16/03 +                                                            1.00       2,998,749         162
       750M     7/1/04                                                                1.42         770,670          42
              ChevronTexaco Funding Corp.:
     1,200M     10/3/03                                                               1.01       1,199,933          65
     4,000M     11/3/03                                                               1.03       3,996,220         216
     5,000M   Clorox Co., 11/7/03                                                     1.00       4,994,860         270
       750M   Colgate-Palmolive Co., 12/1/03                                          1.13         755,106          41
     5,000M   Donnelley (R.R.) & Sons Co., 10/9/03 +                                  1.02       4,998,866         270
              Dow Jones & Co., Inc.:
     1,025M     10/22/03 +                                                            1.03       1,024,384          55
     3,000M     10/15/03 +                                                            1.04       2,998,178         162
     5,000M   DuPont (E.I.) de Nemours & Co., 10/27/03                                1.00       4,996,380         270
     5,000M   Gannett Company, Inc., 10/3/03 +                                        1.03       4,999,714         270
     1,025M   International Business Machines Corp.,
                11/10/03                                                              1.10       1,029,367          55
              Johnson & Johnson:
     3,100M     10/15/03 +                                                            1.00       3,098,791         167
     1,200M     11/5/03 +                                                             1.06       1,198,762          65
     5,000M   Lubrizol Corp., 10/10/03 +                                              1.00       4,998,747         270
     4,000M   New York Times Co., 10/15/03                                            1.02       3,998,413         216
     5,000M   Northern Illinois Gas Corp., 11/25/03                                   1.04       4,992,054         268
     3,200M   Paccar Financial Corp., 12/23/03                                        1.02       3,192,474         172
     2,000M   PepsiCo, Inc., 9/15/04                                                  1.28       2,060,649         111
     5,000M   Pfizer, Inc., 11/13/03 +                                                1.02       4,993,907         269
     5,000M   Proctor & Gamble Co., 10/6/03 +                                         1.02       4,999,292         270
     3,000M   Prudential Funding Corp., 10/31/03                                      1.03       2,997,424         162
     2,000M   Schering-Plough Corp., 10/7/03                                          1.05       1,999,650         108
     3,000M   Verizon Network Funding, 10/20/03                                       1.01       2,998,400         162
     4,000M   Wal-Mart Stores, Inc., 10/21/03 +                                        .99       3,997,799         216
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $85,683,839)                                               85,683,839       4,625
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--41.0%
     1,700M   Federal Farm Credit Bank, 10/2/03                                       1.85       1,700,144          92
              Federal Home Loan Bank:
     9,000M     10/1/03                                                               1.02       9,000,000         486
     3,700M     10/15/03                                                              1.00       3,698,561         200
     1,000M     5/21/04                                                               1.08       1,000,233          54
       800M     5/26/04                                                               1.25         829,686          45
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Fannie Mae:
    $6,200M     10/10/03                                                              1.04%     $6,198,385        $335
     3,000M     10/15/03                                                              1.05       2,998,773         162
     2,514M     10/16/03                                                              1.05       2,512,900         135
     7,000M     10/24/03                                                              1.00       6,995,527         378
     3,000M     11/14/03                                                              1.09       3,013,011         163
       627M     12/15/03                                                              1.47         625,089          34
     6,459M     3/15/04                                                               1.19       6,564,982         353
       500M     8/15/04                                                               1.40         521,907          28
     1,000M     8/27/04                                                               1.38         999,292          54
     2,000M     9/3/04                                                                1.45       2,000,000         108
     3,000M     9/14/04                                                               1.45       3,000,000         162
     2,000M     9/21/04                                                               1.40       2,000,000         108
     2,000M     9/24/04                                                               1.50       2,000,000         108
     2,000M     10/1/04                                                               1.50       2,000,000         108
              Freddie Mac:
     4,700M     10/16/03                                                              1.01       4,698,018         254
     1,100M     1/15/04                                                               1.04       1,106,905          60
     5,155M     1/15/04                                                               1.07       5,212,764         281
     1,000M     2/15/04                                                               1.04       1,015,482          55
     1,000M     4/19/04                                                               1.10       1,012,996          55
     1,275M     5/20/04                                                               1.19       1,289,485          69
     3,000M     9/10/04                                                               1.40       3,000,000         162
       960M   Tennessee Valley Authority, 11/1/03                                     1.75         958,563          52
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $75,952,703)                                                                            75,952,703       4,101
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--5.2%
     2,700M   Fannie Mae, 9/10/04                                                     1.08       2,700,000         146
              Federal Farm Credit Bank:
     2,200M     11/12/03                                                              1.00       2,200,000         119
     4,750M     2/26/04                                                               1.07       4,749,421         256
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $9,649,421)                                             9,649,421         521
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--3.1%
              Bank of America, NA:
    $1,769M     10/9/03                                                               1.05%     $1,768,822         $96
     1,482M     10/10/03                                                              1.05       1,481,176          80
     1,099M     10/14/03                                                              1.05       1,099,025          59
     1,356M     10/15/03                                                              1.05       1,355,050          73
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $5,704,073)                                            5,704,073         308
----------------------------------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--2.7%
     5,000M   Chase Manhattan Bank, NA, 10/7/03
                (cost $5,000,000)                                                     1.04       5,000,000         270
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.9%
     1,750M   U.S. Treasury Bills, 12/4/03
                (cost $1,746,926)                                                      .99       1,746,926          94
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $183,736,962) ++                                     99.2%    183,736,962       9,919
Other Assets, Less Liabilities                                                          .8       1,508,752          81
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $185,245,714     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically and are the rates in effect at September 30, 2003.

 + See Note 4

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS GOVERNMENT FUND, INC.

Dear Investor:

This is the annual report for the First Investors Government Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 3.1% for Class A shares and 2.3% for Class B shares, including dividends of 54 cents per share on Class A shares and 45 cents per share on Class B shares.

The Fund invests primarily in Government National Mortgage Association
(GNMA) mortgage-backed bonds. The primary factors that drove the Fund's performance during the reporting period were the substantial increase in prepayments on mortgage-backed securities and the volatility in the bond market during the latter part of the reporting period.

The generally low level of interest rates during the reporting period and their decline to historic lows in June adversely affected the performance of the mortgage-backed bond market. Specifically, 30-year mortgage rates fell to all-time lows (slightly above 5%), and refinancings of outstanding mortgages by homeowners rose to all-time highs (in part due to rising home values which stimulated cash-out refinancings to tap home equity). Consequently, prepayments on mortgage-backed bonds soared, reducing returns to investors.

The Fund initiated positions in both GNMA 5-1/2% coupon and, later, GNMA 5% coupon mortgage-backed bonds as interest rates fell. The Fund also purchased higher coupon mortgage-backed bonds with favorable prepayment characteristics to replace holdings with comparable coupons that were called due to prepayments. The Fund generally benefited from these strategies with the exception of the GNMA 5% coupon position that underperformed when rates rose during the third quarter.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
and Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS GOVERNMENT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Government Fund, Inc. (Class A shares), the Citigroup Mortgage Index and the Citigroup Treasury/Government Sponsored Index.

GOVERNMENT
GRAPH PLOTS
as of September 30, 2003

                  FIRST INVESTORS          CITIGROUP             CITIGROUP
                       GOVERNMENT           MORTGAGE   TREASURY/GOVERNMENT
DEC 93                    $ 9,425            $10,000               $10,000
DEC 94                      9,125              9,857                 9,663
DEC 95                     10,492             11,510                11,441
DEC 96                     10,860             12,127                11,777
DEC 97                     11,772             13,251                12,914
SEP 98                     12,504             14,057                14,196
SEP 99                     12,499             14,396                13,953
SEP 00                     13,333             15,467                14,951
SEP 01                     14,758             17,371                16,929
SEP 02                     15,597             18,672                18,637
SEP 03                     16,077             19,323                19,316

(INSET BOX IN CHART READS:)
                             Average Annual Total Returns*
Class A Shares             N.A.V. Only   S.E.C. Standardized
  One Year                    3.08%          (2.84%)
  Five Years                  5.27%           4.03%
  Ten Years                   5.43%           4.81%
  S.E.C. 30-Day Yield                 3.07%
Class B Shares
  One Year                    2.33%          (1.67%)
  Five Years                  4.49%           4.15%
  Since Inception
  (1/12/95)                   6.05%           6.05%
  S.E.C. 30-Day Yield                 2.50%

  The graph compares a $10,000 investment in the First Investors Government Fund, Inc. (Class A shares) beginning 12/31/93 with theoretical investments in the Citigroup Mortgage Index and the Citigroup Treasury/Government Sponsored Index (the "Indices"). The Citigroup Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes. The Citigroup Treasury/Government Sponsored Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Indices is trader-priced, and the Indices follow consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (3.32%), 3.56% and 4.45%, respectively, and the S.E.C. 30-Day Yield for September 2003 would have been 2.65%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (2.15%), 3.71% and 5.63%, respectively, and the S.E.C. 30-Day Yield for September 2003 would have been 2.04%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Mortgage Index and Citigroup Treasury/Government Sponsored Index figures are from Citigroup, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--96.0%
              Fannie Mae--10.0%
    $3,746M     5.5%, 8/1/2033                                                                  $3,824,837        $186
    13,486M     6%, 12/1/2029-9/1/2032                                                          13,930,090         679
     2,455M     8%, 9/1/2027                                                                     2,709,221         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,464,148         997
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--80.0%
     9,782M     5%, 6/15/2033-8/15/2033                                                          9,812,157         478
    36,496M     5.5%, 2/15/2033-8/15/2033                                                       37,468,537       1,825
    35,864M     6%, 3/15/2031-9/15/2033                                                         37,330,183       1,818
    46,231M     6.5%, 3/15/2028-9/15/2033                                                       48,780,024       2,376
    18,732M     7%, 7/15/2027-8/15/2033                                                         19,979,915         973
     5,437M     7.5%, 7/15/2023-1/15/2030                                                        5,843,947         285
     3,955M     8%, 4/15/2030-6/15/2030                                                          4,335,190         211
       618M     8.5%, 11/15/2030-10/15/2031                                                        670,158          33
----------------------------------------------------------------------------------------------------------------------
                                                                                               164,220,111       7,999
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association II Program--6.0%
     1,911M     6.5%, 10/20/2028-1/20/2029                                                       2,002,343          98
     7,043M     7%, 6/20/2023-10/20/2029                                                         7,487,062         365
     2,578M     7.5%, 12/20/2022-10/20/2023                                                      2,757,407         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,246,812         597
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $193,358,098)                                196,931,071       9,593
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.3%
     4,500M   ChevronTexaco Corp., 1.01%, 10/7/03                                                4,499,243         219
     4,500M   Prudential Funding Corp., 1.02%, 10/2/03                                           4,499,872         219
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,999,115)                                      8,999,115         438
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.5%
     1,000M   Federal Home Loan Bank., 1.00%,
                10/8/03 (cost $999,805)                                                            999,805          49
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $203,357,018)                                       100.8%    206,929,991      10,080
Excess of Liabilities Over Other Assets                                                (.8)     (1,651,216)        (80)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $205,278,775     $10,000
======================================================================================================================

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Investment Grade Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 8.9% for Class A shares and 8.2% for Class B shares, including dividends of 54 cents per share on Class A shares and 47 cents per share on Class B shares.

The most important factors that drove the Fund's performance during the reporting period were the positive performance of the investment grade corporate bond sector, industry sector choices and security selection.

Corporate bonds outperformed government securities during the reporting period, reflecting increased demand for corporates. Economically sensitive industries and the lower investment grade rating categories generally showed the best performance during this period.

The Fund's decision to hold onto the bonds of strong companies in struggling sectors worked well as once-troubled sectors, such as telecommunications and utilities, rebounded during the reporting period. The Fund's holdings in the cable and automotive industries also helped performance. By contrast, the Fund's holdings in the airline industry had a substantial negative impact on returns.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ GEORGE V. GANTER

George V. Ganter
Vice President
and Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Investment Grade Fund (Class A shares) and the Lehman Brothers U.S. Credit Index.

INVESTMENT GRADE GRAPH PLOTS
As of September 30, 2003

                   FIRST INVESTORS        LEHMAN U.S.
                  INVESTMENT GRADE       CREDIT INDEX
DEC 93                     $ 9,425            $10,000
DEC 94                       8,990              9,607
DEC 95                      10,734             11,745
DEC 96                      10,991             12,130
DEC 97                      11,995             13,371
SEP 98                      13,064             14,430
SEP 99                      12,636             14,228
SEP 00                      13,328             15,058
SEP 01                      14,815             16,980
SEP 02                      15,759             18,371
SEP 03                      17,169             20,294

(INSET BOX IN CHART READS:)
                                    Average Annual Total Returns*
Class A Shares                   N.A.V. Only    S.E.C. Standardized
  One Year                          8.94%          2.66%
  Five Years                        5.74%          4.50%
  Ten Years                         6.16%          5.54%
  S.E.C. 30-Day Yield                       3.52%
Class B Shares
  One Year                          8.17%          4.17%
  Five Years                        4.97%          4.64%
  Since Inception
  (1/12/95)                         7.07%          7.07%
  S.E.C. 30-Day Yield                       3.01%

  The graph compares a $10,000 investment in the First Investors Investment Grade Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers U.S. Credit Index (the "Index"). The Index includes all publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $150 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 2.41%, 4.16% and 5.11%, respectively, and the S.E.C. 30-Day Yield for September 2003 would have been 3.35%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 3.92%, 4.27% and 6.55%, respectively, and the S.E.C. 30-Day Yield for September 2003 would have been 2.83%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Credit Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.




Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--85.3%
              Aerospace/Defense--2.2%
      $100M   Boeing Capital Corp., 4.75%, 2008                                                   $104,065          $6
              Honeywell International, Inc.:
     1,500M     7.5%, 2010                                                                       1,806,285         104
       975M     6.125%, 2011                                                                     1,092,130          62
       700M   Precision Castparts Corp., 8.75%, 2005                                               749,220          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,751,700         215
----------------------------------------------------------------------------------------------------------------------
              Automotive--3.7%
     2,000M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        2,333,705         134
       886M   Ford Motor Co., 8.9%, 2032                                                           926,965          53
       800M   Lear Corp., 8.11%, 2009                                                              924,000          53
       730M   Navistar International Corp., 8%, 2008                                               750,075          43
       717M   TRW, Inc., 7.125%, 2009                                                              828,448          47
       700M   Visteon Corp., 8.25%, 2010                                                           747,167          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,510,360         373
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.9%
       750M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        773,126          44
       700M   Lubrizol Corp., 7.25%, 2025                                                          799,275          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,572,401          90
----------------------------------------------------------------------------------------------------------------------
              Energy--3.5%
       875M   Ashland Oil, Inc., 8.8%, 2012                                                      1,064,652          61
       795M   El Paso Energy Corp., 7.375%, 2012                                                   653,888          38
       500M   Mobil Corp., 8.625%, 2021                                                            685,785          39
       750M   Phillips Petroleum Co., 7.2%, 2023                                                   779,802          45
       833M   Repsol International Finance BV, 7.45%, 2005                                         908,352          52
       975M   Sunoco, Inc., 9.375%, 2016                                                         1,098,503          63
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    943,629          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,134,611         352
----------------------------------------------------------------------------------------------------------------------
              Financial--5.7%
       875M   American General Finance Corp., 8.125%, 2009                                       1,064,314          61
              CIT Group, Inc.:
       300M     6.875%, 2009                                                                       341,768          19
     1,900M     7.75%, 2012                                                                      2,258,669         130
       400M   Ford Motor Credit Co., 9.03%, 2009                                                   416,996          24
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              General Electric Capital Corp.:
      $700M     7.875%, 2006                                                                      $814,152         $47
       700M     8.5%, 2008                                                                         855,380          49
     1,550M   General Motors Acceptance Corp., 7.75%, 2010                                       1,707,925          98
              Household Finance Corp.:
     1,825M   6.5%, 2008                                                                         2,074,040         119
       452M   7.75%, 2022                                                                          481,450          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,014,694         574
----------------------------------------------------------------------------------------------------------------------
              Financial Services--11.0%
              Bank of America Corp.:
     1,067M     7.8%, 2010                                                                       1,283,380          74
     1,225M     7.4%, 2011                                                                       1,457,259          84
              Bank One Corp.:
     1,165M     7.6%, 2007                                                                       1,340,334          77
       700M     7.875%, 2010                                                                       853,142          49
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  845,027          48
     1,200M   First Union National Bank, 7.8%, 2010                                              1,469,137          84
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,097,640          63
     1,500M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                                   1,773,570         101
     1,200M   Greenpoint Bank, 9.25%, 2010                                                       1,504,548          86
       775M   Huntington National Bank, 8%, 2010                                                   947,242          54
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          972,801          56
       288M   NBD Bancorp, Inc., 7.125%, 2007                                                      327,566          19
     1,125M   Old National Bank, 6.75%, 2011                                                     1,257,239          72
       800M   PNC Funding Corp., 6.125%, 2009                                                      903,981          52
       750M   Republic NY Corp., 7.75%, 2009                                                       902,440          52
     1,825M   Washington Mutual, Inc., 8.25%, 2010                                               2,225,004         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,160,310       1,099
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.9%
              Coca-Cola Enterprises, Inc.:
     1,050M     7.125%, 2009                                                                     1,243,822          71
       800M     7.125%, 2017                                                                       980,372          56
     2,375M   ConAgra Foods, Inc., 6.75%, 2011                                                   2,735,345         156
       700M   Hershey Foods Corp., 6.7%, 2005                                                      767,534          44
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,171,068          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,898,141         394
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.6%
    $1,550M   Delhaize America, Inc., 8.125%, 2011                                              $1,712,750         $98
              Kroger Co.:
       700M     6.8%, 2018                                                                         805,140          46
     1,600M     7%, 2018                                                                         1,844,525         106
              Safeway, Inc.:
       510M     7%, 2007                                                                           576,977          33
       450M     9.3%, 2007                                                                         535,292          31
       700M     6.5%, 2011                                                                         783,380          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,258,064         359
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.4%
              International Paper Co.:
       700M     8.125%, 2005                                                                       774,160          45
     1,190M     6.75%, 2011                                                                      1,344,552          77
     1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                                             1,915,133         110
              Weyerhaeuser Co.:
     1,100M     7.25%, 2013                                                                      1,257,880          72
       545M     7.5%, 2013                                                                         631,450          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,923,175         340
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--1.0%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         847,500          48
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         830,625          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,678,125          96
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.9%
     1,080M   Becton, Dickinson & Co., 7.15%, 2009                                               1,274,470          73
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            915,375          53
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                               1,087,625          62
     1,500M   Wyeth, 6.7%, 2011                                                                  1,716,632          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,994,102         286
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.2%
       875M   Ingersoll-Rand Co., 9%, 2021                                                       1,135,610          65
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,816,474         104
       800M   United Technologies Corp., 7.125%, 2010                                              953,566          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,905,650         224
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.8%
              Comcast Cable Communications, Inc.:
    $1,300M     8.375%, 2007                                                                    $1,523,172         $87
       850M     7.125%, 2013                                                                       980,335          56
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,707,035          98
       700M   PanAmSat Corp., 6.375%, 2008                                                         726,250          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,936,792         283
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.6%
       750M   AOL Time Warner, Inc., 6.875%, 2012                                                  843,184          48
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     533,750          31
       700M   New York Times Co., 7.625%, 2005                                                     761,020          44
     1,600M   News America, Inc., 7.3%, 2028                                                     1,806,165         104
     1,000M   Time Warner, Inc., 6.875%, 2018                                                    1,112,616          64
              Viacom, Inc.:
       775M     7.75%, 2005                                                                        851,113          49
       500M     8.625%, 2012                                                                       635,634          36
       360M     8.875%, 2014                                                                       470,589          27
       900M   Walt Disney Co., 7.3%, 2005                                                          966,080          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,980,151         458
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.6%
     1,446M   Hanson PLC, 7.875%, 2010                                                           1,725,153          99
       950M   Thiokol Corp., 6.625%, 2008                                                        1,056,991          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,782,144         160
----------------------------------------------------------------------------------------------------------------------
              Real Estate--8.6%
     1,600M   Archstone-Smith Trust, 7.9%, 2016 (REIT)                                           1,955,662         112
              AvalonBay Communities, Inc. (REIT):
     1,900M     7.5%, 2010                                                                       2,229,711         128
       200M     6.625%, 2011                                                                       224,428          13
     1,800M   Boston Properties, Inc., 5%, 2015 (REIT)                                           1,738,363         100
     1,350M   Duke-Weeks Realty Corp., 7.75%, 2009 (REIT)                                        1,591,896          91
              EOP Operating LP (REIT):
     1,705M     8.1%, 2010                                                                       2,049,690         118
       150M     7.25%, 2018                                                                        173,056          10
     1,900M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                            2,247,349         129
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Real Estate (continued)
              Simon Property Group, Inc. (REIT):
    $1,875M     7.875%, 2016 +                                                                  $2,268,823        $130
       425M     7.375%, 2018                                                                       501,770          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,980,748         860
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.4%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     2,111,617         121
       900M   Lowe's Companies, Inc., 8.25%, 2010                                                1,119,722          64
       800M   RadioShack Corp., 7.375%, 2011                                                       944,070          54
              Target Corp.:
       235M     5.375%, 2009                                                                       256,683          15
     1,620M     7.5%, 2010                                                                       1,961,745         113
              Wal-Mart Stores, Inc.:
       700M     8%, 2006                                                                           816,197          47
       400M     8.5%, 2024                                                                         438,870          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,648,904         439
----------------------------------------------------------------------------------------------------------------------
              Services--2.2%
       750M   Allied Waste NA, Inc., 8.875%, 2008                                                  815,625          47
              ERAC USA Finance Enterprise Co.:
       750M     9.125%, 2004                                                                       810,815          47
     1,375M     7.35%, 2008 +                                                                    1,593,063          91
       520M     8%, 2011 +                                                                         625,852          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,845,355         221
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--4.0%
       500M   Chesapeake & Potomac Telephone Co.
                of Maryland, 8.3%, 2031                                                            634,196          36
     1,200M   Deutsche Telekom AG, 8.5%, 2010                                                    1,470,196          85
              GTE Corp.:
       909M     6.84%, 2018                                                                      1,033,707          59
     1,400M     7.9%, 2027                                                                       1,579,018          91
       480M   Qwest Services Corp., 13.5%, 2010 +                                                  561,600          32
       725M   Sprint Capital Corp., 6.375%, 2009                                                   789,318          45
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   906,465          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,974,500         400
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.4%
    $1,341M   Attransco, Inc., 6.12%, 2008 +                                                    $1,463,484         $84
              Burlington Northern Santa Fe Corp.:
       725M     7.875%, 2007                                                                       853,788          49
       700M     7.125%, 2010                                                                       833,982          48
       700M     6.75%, 2011                                                                        811,122          47
              Canadian National Railway Co.:
       810M     6.45%, 2006                                                                        893,262          51
       850M     7.375%, 2031                                                                     1,032,011          59
     1,600M   Norfolk Southern Corp., 7.7%, 2017                                                 1,987,618         114
       750M   Southwest Airlines Co., 6.126%, 2006                                                 830,555          48
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  2,006,694         115
       300M   Union Pacific Railroad, 7.28%, 2011                                                  358,319          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,070,835         636
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.7%
       700M   Columbia Energy Group, 6.8%, 2005                                                    764,355          44
              Consumers Energy Co.:
       735M     6.375%, 2008                                                                       806,904          46
     1,500M     6.875%, 2018                                                                     1,758,360         101
     1,000M   DPL, Inc., 6.875%, 2011                                                            1,032,850          59
     1,650M   Duke Capital Corp., 8%, 2019                                                       1,852,516         107
       500M   Entergy Gulf States, Inc., 6.2%, 2033 +                                              466,803          27
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          603,168          35
       600M   NiSource Finance Corp., 7.875%, 2010                                                 716,318          41
     1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,576,712          90
       775M   PSI Energy, Inc., 8.85%, 2022                                                      1,043,330          60
       900M   Wisconsin Power & Light Co., 7%, 2007                                              1,017,283          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,638,599         668
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $136,936,840)                                             148,659,361       8,527
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.0%
              U.S. Treasury Notes:
     1,000M     7.875%, 2004                                                                     1,075,508          62
     2,000M     6.625%, 2007                                                                     2,303,986         132
     1,300M     6%, 2009                                                                         1,502,466          86
     3,300M     6.5%, 2010                                                                       3,917,077         225
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $8,546,965)                                     8,799,037         505
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.2%
              Real Estate--.9%
    $1,387M   FDA Queens LP, 6.99%, 2017                                                        $1,598,150         $92
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.3%
       779M   American Airlines, Inc., 7.377%, 2019                                                476,477          27
       446M   Canadian National Railway Co., 7.195%, 2016                                          521,689          30
              Continental Airlines, Inc.:
       535M     6.748%, 2017                                                                       392,492          23
     1,525M     8.388%, 2020                                                                     1,133,229          65
     1,268M   FedEx Corp., 7.5%, 2018                                                            1,486,740          85
       738M   NorthWest Airlines, Inc., 8.072%, 2019                                               822,821          47
     1,028M   NWA Trust, 10.23%, 2012                                                              817,321          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,650,769         324
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $8,135,426)                                       7,248,919         416
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--1.0%
     1,600M   Fannie Mae, 6.125%, 2012 (cost $1,738,750)                                         1,820,496         104
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.9%
              Virginia State Housing Development Authority:
       800M     6.51%, 2019, Series "A"                                                            832,704          48
       710M     7%, 2022, Series "M"                                                               789,698          45
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,474,294)                                                 1,622,402          93
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              Information Technology
              Allstream, Inc.:
        83      * Class "A"                                                                          3,219          --
     4,476      * Class "B"                                                                        174,788          10
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $123,500)                                                       178,007          10
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--1.0%
    $1,700M   Fannie Mae, 1%, 10/6/03 (cost $1,699,764)                                          1,699,764          97
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.3%
      $500M   ChevronTexaco Corp., 1.02%,
                10/6/03 (cost $499,929)                                                           $499,929         $29
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $159,155,468)                                        97.8%    170,527,915       9,781
Other Assets, Less Liabilities                                                         2.2       3,811,773         219
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $174,339,688     $10,000
======================================================================================================================

* Non-income producing

+ See Note 4

See notes to financial statements




Portfolio Managers' Letter
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

This is the annual report for the First Investors Fund For Income for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 25.8% for Class A shares and 25.2% for Class B shares, including dividends of 24 cents per share on Class A shares and 22 cents per share on Class B shares.

The rebound in the overall high yield market, after several poor years, had the greatest influence on the Fund's performance. The high yield rally started shortly after the beginning of the reporting period and ran more or less uninterrupted with only a brief dip in July. A low, albeit volatile interest rate environment, declining default rates and improving business fundamentals associated with a strengthening economy caused a return of confidence in the high yield market. Risk taking was generally rewarded, as the lowest-rated names generally outperformed middle-rated and higher-rated high yield bonds.

The top contributors to the Fund's performance during the period were those securities and sectors that rebounded from low prices as a result of better liquidity, renewed investor confidence or improved results. In particular, the cable television sector, which had been under heavy pressure from investors, recovered significantly during the reporting period. The Fund's holdings in Cablevisions Systems, Charter Communications and Adelphia Communications all aided performance.

The Fund's performance was hurt by some investments whose issuing company failed or remained distressed. These included Texas Petrochemicals, AES Drax, and DeCrane Aircraft. Texas Petrochemicals and AES Drax defaulted during the year. DeCrane, which makes aircraft interiors, declined with the downturn in aircraft manufacturing, particularly among business jets. The Fund's performance was also hurt by an underweight of utilities industry holdings, as the sector recovered from distressed levels during the year. In addition, investments that merely "earned their coupon" during the year served as a drag on the Fund's performance. These included investments that were not considered troubled, high-coupon, short-dated bonds and some low-coupon bonds purchased later in the year.



Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

/S/ GREG MILLER

Greg Miller
Co-Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS FUND FOR INCOME, INC.

Comparison of change in value of $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) and the CS First Boston High Yield Index.

FUND FOR INCOME
GRAPH PLOTS
As of September 30, 2003

                          FIRST INVESTORS    CS FIRST BOSTON
                          FUND FOR INCOME   HIGH YIELD INDEX
DEC 93                            $ 9,425            $10,000
DEC 94                              9,489              9,903
DEC 95                             11,248             11,624
DEC 96                             12,756             13,068
DEC 97                             14,366             14,718
SEP 98                             14,367             14,409
SEP 99                             14,850             14,978
SEP 00                             15,255             15,266
SEP 01                             13,699             14,513
SEP 02                             13,491             14,927
SEP 03                             16,969             19,114

(INSET BOX IN CHART READS:)
                                         Average Annual Total Returns*
Class A Shares                         N.A.V. Only   S.E.C. Standardized
  One Year                               25.78%              18.60%
  Five Years                              3.29%               2.09%
  Ten Years                               6.50%               5.87%
  S.E.C. 30-Day Yield                              7.49%
Class B Shares
  One Year                               25.24%              21.24%
  Five Years                              2.63%               2.27%
  Since Inception
  (1/12/95)                               6.14%               6.14%
  S.E.C. 30-Day Yield                              7.23%

  The graph compares a $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) beginning 12/31/93 with a theoretical investment in the CS First Boston High Yield Index (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 9/30/03, the Index consisted of 1,633 different issues, most of which were cash pay, but also included in the Index were zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which were in default. As of 9/30/03, approximately 6.8% of the market value of the Index was in default. The bonds included in the Index had an average life of 7.0 years, an average maturity of 7.3 years, an average duration of 4.0 years and an average coupon of 9.2%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--85.6%
              Aerospace/Defense--2.4%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,777,750         $69
     3,000M   DeCrane Aircraft Holdings, Inc., 12%, 2008                                         1,425,000          26
     2,700M   GenCorp, Inc., 9.5%, 2013 +                                                        2,781,000          51
              L-3 Communications Corp.:
     3,000M     8%, 2008                                                                         3,131,250          57
     1,600M     7.625%, 2012                                                                     1,740,000          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,855,000         235
----------------------------------------------------------------------------------------------------------------------
              Automotive--7.1%
     6,725M   Accuride Corp., 9.25%, 2008                                                        6,741,812         122
     3,400M   Asbury Automotive Group, Inc., 9%, 2012                                            3,417,000          63
     4,208M   Cambridge Industries Liquidating Trust ++ **                                          42,084           1
     6,800M   Collins & Aikman Products Co., 11.5%, 2006                                         5,338,000          98
     5,450M   Dana Corp., 9%, 2011                                                               5,995,000         110
     5,500M   Delco Remy International, Inc., 11%, 2009                                          5,032,500          92
     2,500M   Special Devices, Inc., 11.375%, 2008                                               2,265,625          41
     5,250M   TRW Automotive, Inc., 9.375%, 2013 +                                               5,932,500         109
     3,600M   United Components, Inc., 9.375%, 2013 +                                            3,762,000          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,526,521         705
----------------------------------------------------------------------------------------------------------------------
              Chemicals--8.0%
     3,150M   Equistar Chemicals LP, 10.625%, 2011 +                                             3,134,250          57
       450M   Ethyl Corp., 8.875%, 2010                                                            463,500           8
     3,500M   FMC Corp., 10.25%, 2009                                                            4,007,500          73
     2,600M   Huntsman, LLC, 11.625%, 2010 +                                                     2,548,000          47
     7,000M   IMC Global, Inc., 10.875%, 2013 +                                                  7,280,000         133
     8,000M   Lyondell Chemical Co., 10.875%, 2009                                               7,160,000         131
     4,375M   Millennium America, Inc., 9.25%, 2008                                              4,560,938          84
     3,250M   Noveon, Inc., 11%, 2011                                                            3,688,750          68
       900M   Omnova Solutions, Inc., 11.25%, 2010 +                                               958,500          18
     8,500M   Terra Capital, Inc., 11.5%, 2010                                                   7,862,500         145
     4,500M   Texas Petrochemicals Corp., 11.125%, 2006 ++                                       1,282,500          23
       900M   Westlake Chemical Corp., 8.75%, 2011 +                                               938,250          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,884,688         804
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.2%
     3,420M   AKI, Inc., 10.5%, 2008                                                             3,608,100          66
     1,707M   Chattem, Inc., 8.875%, 2008                                                        1,715,535          31
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables (continued)
    $2,500M   GFSI, Inc., 9.625%, 2007                                                          $2,162,500         $40
     3,350M   Hines Horticulture, Inc., 12.75%, 2005                                             3,567,750          65
     4,000M   Playtex Products, Inc., 9.375%, 2011                                               3,860,000          71
     2,500M   Remington Arms Co., 10.5%, 2011                                                    2,575,000          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,488,885         320
----------------------------------------------------------------------------------------------------------------------
              Energy--9.6%
     7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                              7,140,000         131
     4,500M   Chesapeake Energy Corp., 9%, 2012                                                  5,085,000          93
     5,050M   Compagnie Generale de Geophysique,
                10.625%, 2007                                                                    5,353,000          98
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,299,125          79
    13,750M   El Paso Production Holding Co., 7.75%, 2013 +                                     13,131,250         240
     1,800M   Energy Partners, Ltd., 8.75%, 2010 +                                               1,854,000          34
              Giant Industries, Inc.:
     1,730M     9%, 2007                                                                         1,686,750          31
     8,500M     11%, 2012                                                                        8,415,000         154
              Tesoro Petroleum Corp.:
     3,900M     9%, 2008                                                                         3,822,000          70
     1,750M     9.625%, 2008                                                                     1,750,000          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,536,125         962
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.2%
     5,000M   Canandaigua Brands, Inc., 8.5%, 2009                                               5,300,000          97
       250M   Domino's, Inc., 8.25%, 2011 +                                                        265,313           5
     5,500M   Land O'Lakes, Inc., 8.75%, 2011                                                    4,647,500          85
     1,550M   Pilgrim's Pride Corp., 9.625%, 2011                                                1,681,750          31
       250M   Reddy Ice Group, Inc., 8.875%, 2011 +                                                262,813           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,157,376         223
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.6%
     6,500M   Di Giorgio Corp., 10%, 2007                                                        6,483,750         119
     4,000M   Ingles Markets, Inc., 8.875%, 2011                                                 4,060,000          74
     3,500M   Roundy's, Inc., 8.875%, 2012                                                       3,675,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,218,750         260
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--4.5%
     9,300M   AEP Industries, Inc., 9.875%, 2007                                                 9,160,500         168
     4,000M   Potlatch Corp., 10%, 2011                                                          4,460,000          82
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers (continued)
    $4,300M   Stone Container Corp., 9.75%, 2011                                                $4,708,500         $86
     3,625M   Tekni-Plex, Inc., 12.75%, 2010                                                     3,570,625          65
     2,600M   Tembec Industries, Inc., 8.5%, 2011                                                2,548,000          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,447,625         448
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--2.8%
     2,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     2,250,000          41
     4,550M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           4,845,750          88
     3,000M   John Q. Hammons Hotels, LP, 8.875%, 2012                                           3,262,500          60
     2,445M   Outboard Marine Corp., 10.75%, 2008 ++ **                                              3,055          --
              Park Place Entertainment Corp.:
     3,500M     9.375%, 2007                                                                     3,876,250          71
       500M     7%, 2013                                                                           519,375          10
       500M   Royal Caribbean Cruises, Ltd., 8%, 2010                                              530,000          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,286,930         280
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.4%
     4,176M   Advanced Medical Optics, Inc., 9.25%, 2010                                         4,593,600          84
       955M   ALARIS Medical Systems, Inc., 7.25%, 2011                                            964,550          18
       900M   Fisher Scientific International, Inc., 8.125%, 2012                                  960,750          18
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005 ++ **                                      89,760           2
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        4,250,000          78
       500M   Medex, Inc., 8.875%, 2013 +                                                          531,250          10
     4,500M   MedQuest, Inc., 11.875%, 2012                                                      4,770,000          86
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    3,087,000          57
     3,600M   PerkinElmer, Inc., 8.875%, 2013                                                    3,942,000          72
     1,725M   Quintiles Transnational Corp., 10%, 2013 +                                         1,789,688          33
     3,500M   Rotech Healthcare, Inc., 9.5%, 2012                                                3,710,000          68
    12,400M   Tenet Healthcare Corp., 6.375%, 2011                                              11,935,000         218
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,623,598         744
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
     3,150M   Integrated Electrical Services, Inc., 9.375%, 2009                                 3,260,250          60
              Nortek, Inc.:
     4,000M     9.125%, 2007                                                                     4,140,000          76
     1,500M     9.875%, 2011                                                                     1,593,750          29
     2,700M   William Lyon Homes, Inc., 10.75%, 2013                                             2,943,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,937,000         219
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--1.0%
    $3,100M   ChipPac International, Ltd., 12.75%, 2009                                         $3,472,000         $64
     3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                        3,750          --
              Iron Mountain, Inc.:
     1,000M     8.625%, 2013                                                                     1,070,000          20
     1,000M     6.625%, 2016                                                                       952,500          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,498,250         101
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.9%
     2,600M   Finova Group, Inc., 7.5%, 2009                                                     1,300,000          24
     3,400M   General Motors Acceptance Corp., 4.5%, 2006                                        3,474,633          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,774,633          87
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.6%
              Columbus McKinnon Corp.:
     3,500M     8.5%, 2008                                                                       3,097,500          56
       500M     10%, 2010 +                                                                        528,750          10
     2,500M   Day International Group, Inc., 11.125%, 2005                                       2,543,400          47
     1,800M   Eagle-Picher Industries, Inc., 9.75%, 2013 +                                       1,899,000          35
     6,000M   Wolverine Tube, Inc., 10.5%, 2009                                                  6,060,000         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,128,650         259
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--1.7%
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,277,500          60
              Young Broadcasting Corp.:
     2,700M     8.75%, 2007                                                                      2,754,000          50
     2,920M     10%, 2011                                                                        3,109,800          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,141,300         167
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--8.9%
     2,275M   Adelphia Communications Corp., 10.25%, 2011 ++                                     1,638,000          30
     2,000M   Century Communications Corp., 9.5%, 2005 ++                                        1,410,000          26
              Charter Communications Holdings, LLC:
     6,500M     10%, 2009                                                                        5,167,500          95
     1,000M     10.75%, 2009                                                                       822,500          15
     2,000M     10.25%, 2010                                                                     1,570,000          29
     5,800M     0%-9.92%, 2011                                                                   4,132,500          76
     7,650M   Diva Systems Corp., 12.625%, 2008 ++                                                 650,250          12
    12,200M   Echostar DBS Corp., 9.375%, 2009                                                  13,069,250         238
     5,476M   Loral Cyberstar, Inc., 10%, 2006 ++                                                3,367,740          62
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV (continued)
              Mediacom LLC/Mediacom Capital Corp.:
    $6,500M     8.5%, 2008                                                                      $6,142,500        $112
     4,000M     7.875%, 2011                                                                     3,650,000          67
     2,000M     9.5%, 2013                                                                       1,905,000          35
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,923,500          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                48,448,740         887
----------------------------------------------------------------------------------------------------------------------
              Media -Diversified--4.1%
     3,890M   Carmike Cinemas, Inc., 10.375%, 2009                                               4,103,950          75
       400M   CBD Media, LLC, 8.625%, 2011 +                                                       427,000           8
       250M   Dex Media Finance/West, 8.5%, 2010 +                                                 273,125           5
     4,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        4,220,000          77
     6,645M   Mail-Well I Corp., 8.75%, 2008                                                     6,545,325         120
     1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                                    1,777,500          33
     3,400M   Universal City Development Partners, Ltd.,
                11.75%, 2010 +                                                                   3,842,000          70
     1,000M   Vivendi Universal SA, 9.25%, 2010 +                                                1,153,750          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,342,650         409
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.0%
     3,728M   Commonwealth Aluminum Corp., 10.75%, 2006                                          3,760,620          69
     1,840M   Euramax International, Inc., 8.5%, 2011 +                                          1,913,600          35
     3,000M   Murrin Murrin Holdings Property, Ltd.,
                9.375%, 2007 ++ **                                                                   3,750          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,677,970         104
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--1.5%
     3,204M   Big 5 Corp., 10.875%, 2007                                                         3,384,225          62
     4,000M   Michaels Stores, Inc., 9.25%, 2009                                                 4,400,000          81
       250M   Phillips Van-Heusen Corp., 8.125%, 2013 +                                            263,125           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,047,350         148
----------------------------------------------------------------------------------------------------------------------
              Services--5.6%
              Allied Waste NA, Inc.:
    10,000M     10%, 2009                                                                       10,887,500         199
     2,700M     9.25%, 2012                                                                      2,997,000          55
     1,800M     7.875%, 2013                                                                     1,894,500          35
     5,350M   Hydrochem Industrial Services, Inc.,
                10.375%, 2007                                                                    3,771,750          69
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Services (continued)
    $1,000M   IESI Corp., 10.25%, 2012                                                          $1,090,000         $20
     5,825M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      5,883,250         108
              United Rentals, Inc.:
     2,000M     9%, 2009                                                                         2,080,000          38
     2,000M     9.25%, 2009                                                                      2,080,000          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,684,000         562
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.9%
     4,000M   Adelphia Business Solutions, Inc., 13%, 2003 ++                                      420,000           8
     6,050M   E. Spire Communications, Inc., 13%, 2005 ++                                              605          --
     2,400M   ICG Services, Inc., 10%, 2008 ++ **                                                    3,000          --
     6,350M   Pac-West Telecommunications, Inc., 13.5%, 2009                                     5,556,250         102
              RCN Corp.:
     9,000M     11.125%, 2007                                                                    4,320,000          79
       300M     11%, 2008                                                                          141,000           2
     5,500M   Viatel, Inc., 12.5%, 2008 ++ **                                                        3,602          --
     4,000M   Worldwide Fiber, Inc., 12%, 2009 ++                                                      400          --
              XO Communications, Inc.:
     2,750M     9.45%, 2008 ++ **                                                                    3,438          --
     7,000M     12.5%, 2006 ++ **                                                                    8,750          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,457,045         191
----------------------------------------------------------------------------------------------------------------------
              Transportation--.9%
     2,700M   General Maritime Corp., 10%, 2013                                                  3,030,750          55
     1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                      1,837,500          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,868,250          89
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
     5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                 68,750           1
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--3.5%
     5,000M   Crown Castle International Corp., 9.375%, 2011                                     5,362,500          98
     5,500M   Nextel Communications, Inc., 9.95%, 2008                                           5,809,375         106
              Triton Communications, LLC:
     3,500M     8.75%, 2011                                                                      3,508,750          64
     4,350M     8.5%, 2013                                                                       4,687,125          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,367,750         354
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $511,249,394)                                             467,467,836       8,559
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--3.7%
              Consumer Non-Durables--.0%
     7,714  * Worldtex, Inc., 12%**                                                               $146,566          $3
----------------------------------------------------------------------------------------------------------------------
              Financial--.2%
    40,800    Astoria Financial Corp., 12%, 2013, Series "B"                                     1,111,800          20
----------------------------------------------------------------------------------------------------------------------
              Health Care--.0%
       115  * Leiner Health Products, Inc., 9.625%, 2007 **                                              1          --
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--3.5%
   180,793    CSC Holdings, Inc., 11.125%, 2008, Series "M"                                     18,938,083         347
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $20,048,457)                                              20,196,450         370
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.1%
              U.S. Treasury Notes:
    $5,500M     7.25%, 2004                                                                      5,795,845         106
     5,000M     7%, 2006                                                                         5,697,660         105
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $10,685,424)                                   11,493,505         211
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.6%
              Automotive--.0%
    37,387  * Safelite Glass Corp. - Class "B" + **                                                224,322           4
     2,523  * Safelite Realty Corp. **                                                                  25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   224,347           4
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.0%
    25,200  * Worldtex, Inc. **                                                                        252          --
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--.3%
    41,221  * Echostar Communications Corp.-- Class "A"                                          1,577,528          29
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.3%
     5,805  * ICG Communications, Inc.                                                              40,635           1
    32,386  * NTL, Inc.                                                                          1,526,028          28
    18,224  * World Access, Inc.                                                                        26          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,566,689          29
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $10,208,553)                                                  3,368,816          62
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
   Units or                                                                                                 $10,000 of
   Warrants   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              UNITS--.5%
              Metals/Mining
     2,500    Russel Metals, Inc. (cost $2,500,000) ***                                         $2,675,000         $49
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +                                      30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
    91,625  * Safelite Glass Corp. - Class "A" (expiring 9/29/06) + **                                 916          --
    61,084  * Safelite Glass Corp. - Class "B" (expiring 9/29/07) + **                                 611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--.0%
    22,950  * Diva Systems Corp. (expiring 3/1/08) +                                                   230          --
    54,020  * Loral Cyberstar, Inc. (expiring 12/26/06)                                                540          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                       770          --
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
    11,500  * E. Spire Communications, Inc. (expiring 11/1/05) + **                                     --          --
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) +                                             2,625          --
     5,600  * Powertel, Inc. (expiring 2/1/06) **                                                  117,111           2
----------------------------------------------------------------------------------------------------------------------
                                                                                                   119,736           2
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,065,967)                                                          122,063           2
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.6%
   $14,100M   Fannie Mae, 1%, 10/6/03 (cost $14,098,041)                                       $14,098,041        $258
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.1%
    11,595M   Coca-Cola Co., 1%, 10/3/03 (cost $11,594,356)                                     11,594,356         212
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $585,450,192)                                        97.2%    531,016,067       9,723
Other Assets, Less Liabilities                                                         2.8      15,152,358         277
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $546,168,425     $10,000
======================================================================================================================

  + See Note 4

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Each unit consists of one Russel Metals, Inc. $600 principal amount guaranteed senior note 10%, due 2009 and one Russel Metals, Inc. USA LLC
    $400 principal amount guaranteed senior note 10%, due 2009.

See notes to financial statements




FIRST INVESTORS FUND FOR INCOME, INC.

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 2003 and the dollar weighted average of the total of the Fund's investments in step bonds and pay-in-kind bonds during the 2003 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 2003 fiscal year and is not necessarily representative of the Fund as of the end of its 2003 fiscal year, the current fiscal year or at any other time in the future.

--------------------------------------------------------------------
                                             Comparable Quality of
                               Rated by      Unrated Securities to
                                Moody's      Bonds Rated by Moody's
--------------------------------------------------------------------
Aaa                              3.01%              0.00%
Baa1                             0.00               0.00
Baa2                             0.58               0.00
Baa3                             0.00               0.00
Ba1                              3.45               0.00
Ba2                              3.28               0.00
Ba3                             10.86               0.00
B1                               9.50               0.00
B2                              30.30               0.00
B3                              25.00               0.00
Caa1                             6.42               0.00
Caa2                             0.55               0.00
Caa3                             1.14               0.00
Ca                               3.35               1.14
C                                0.03               1.39
--------------------------------------------------------------------

Step Bonds                       4.33%
Pay-in-kind Bonds                 .02%


See notes to financial statements



This page intentionally left blank.



Statement of Assets and Liabilities
FIRST INVESTORS
September 30, 2003

                                                                        CASH                        INVESTMENT
                                                                  MANAGEMENT       GOVERNMENT            GRADE           INCOME
                                                                ------------     ------------     ------------     ------------
Assets
Investments in securities:
At identified cost                                              $183,736,962     $203,357,018     $159,155,468     $585,450,192
                                                                ============     ============     ============     ============
At value (Note 1A)                                              $183,736,962     $206,929,991     $170,527,915     $531,016,067
Cash                                                               1,566,772          429,951        2,251,496          614,061
Receivables:
Interest and dividends                                               323,700          972,773        2,857,756       13,207,796
Shares sold                                                               --          286,801          697,162          552,088
Investment securities sold                                                --        1,143,897               --        2,701,201
Other assets                                                          24,200           27,482               64          232,843
                                                                ------------     ------------     ------------     ------------
Total Assets                                                     185,651,634      209,790,895      176,334,393      548,324,056
                                                                ------------     ------------     ------------     ------------
Liabilities
Payables:
Investment securities purchased                                           --        3,779,002        1,473,755          500,000
Dividends payable                                                      9,987           82,891           89,149          805,528
Shares redeemed                                                      208,444          468,236          294,309          357,475
Accrued advisory fees                                                 81,675          107,977           89,109          346,910
Accrued expenses                                                     105,814           74,014           48,383          145,718
                                                                ------------     ------------     ------------     ------------
Total Liabilities                                                    405,920        4,512,120        1,994,705        2,155,631
                                                                ------------     ------------     ------------     ------------
Net Assets                                                      $185,245,714     $205,278,775     $174,339,688     $546,168,425
                                                                ============     ============     ============     ============
Net Assets Consist of:
Capital paid in                                                 $185,245,714     $206,679,875     $167,689,920     $723,056,319
Undistributed net investment income (deficit)                             --           47,132       (1,073,397)      (1,481,783)
Accumulated net realized loss on investments                              --       (5,021,205)      (3,649,282)    (120,971,986)
Net unrealized appreciation (depreciation) in value
of investments                                                            --        3,572,973       11,372,447      (54,434,125)
                                                                ------------     ------------     ------------     ------------
Total                                                           $185,245,714     $205,278,775     $174,339,688     $546,168,425
                                                                ============     ============     ============     ============
Net Assets:
Class A                                                         $179,440,987     $184,368,381     $143,617,659     $509,213,688
Class B                                                         $  5,804,727     $ 20,910,394     $ 30,722,029     $ 36,954,737

Shares outstanding (Note 6):
Class A                                                          179,440,987       16,300,098       13,963,854      166,752,255
Class B                                                            5,804,727        1,849,860        2,988,003       12,132,730

Net asset value and redemption price per share - Class A              $ 1.00*          $11.31           $10.28           $ 3.05
                                                                      ======           ======           ======           ======
Maximum offering price per share - Class A
(Net asset value/.9425)**                                                N/A           $12.00           $10.91           $ 3.24
                                                                      ======           ======           ======           ======
Net asset value and offering price per share - Class B (Note 6)       $ 1.00           $11.30           $10.28           $ 3.05
                                                                      ======           ======           ======           ======
 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.


See notes to financial statements



Statement of Operations
FIRST INVESTORS
Year Ended September 30, 2003

                                                                        CASH                        INVESTMENT
                                                                  MANAGEMENT       GOVERNMENT            GRADE           INCOME
                                                                ------------     ------------     ------------     ------------
Investment Income
Income:
Interest                                                        $  2,739,594     $ 10,086,835     $  8,902,562     $ 44,685,778
Dividends (Note 1F)                                                       --               --               --        2,133,724
                                                                ------------     ------------     ------------     ------------
Total Income                                                       2,739,594       10,086,835        8,902,562       46,819,502
                                                                ------------     ------------     ------------     ------------
Expenses (Notes 1 and 3):
Advisory fees                                                        981,023        2,016,328        1,122,758        3,545,679
Distribution plan expenses - Class A                                      --          456,596          307,246        1,356,040
Distribution plan expenses - Class B                                  35,076          202,356          268,028          304,822
Shareholder servicing costs                                          685,072          470,952          379,488        1,113,941
Professional fees                                                     49,292           44,449           29,900           79,918
Custodian fees                                                        34,450           34,681           20,682           49,404
Reports to shareholders                                               64,954           37,778           24,301           98,795
Other expenses                                                        81,111           86,018           68,498          106,735
                                                                ------------     ------------     ------------     ------------
Total expenses                                                     1,930,978        3,349,158        2,220,901        6,655,334
Less: Expenses waived or assumed                                    (372,240)        (963,316)        (370,846)               --
Custodian fees paid indirectly                                        (1,477)          (2,955)          (2,948)          (8,251)
                                                                ------------     ------------     ------------     ------------
Net expenses                                                       1,557,261        2,382,887        1,847,107        6,647,083
                                                                ------------     ------------     ------------     ------------
Net investment income                                              1,182,333        7,703,948        7,055,455       40,172,419
                                                                ------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments                                   --            8,408       (1,287,197)     (40,988,935)
Net unrealized appreciation (depreciation) of investments                 --       (1,789,098)       7,336,387      110,648,829
                                                                ------------     ------------     ------------     ------------
Net gain (loss) on investments                                            --       (1,780,690)       6,049,190       69,659,894
                                                                ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations            $  1,182,333     $  5,923,258     $ 13,104,645     $109,832,313
                                                                ============     ============     ============     ============

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

                                                                              CASH MANAGEMENT                        GOVERNMENT
                                                                -----------------------------     -----------------------------
Year Ended September 30                                                 2003             2002             2003             2002
                                                                ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                           $  1,182,333     $  2,832,709     $  7,703,948     $  8,088,326
Net realized gain on investments                                          --               --            8,408          873,160
Net unrealized appreciation (depreciation) of investments                 --               --       (1,789,098)         636,234
                                                                ------------     ------------     ------------     ------------
Net increase in net assets
resulting from operations                                          1,182,333        2,832,709        5,923,258        9,597,720
                                                                ------------     ------------     ------------     ------------
Dividends to Shareholders
Net investment income - Class A                                   (1,179,371)      (2,805,379)      (8,582,301)      (7,695,114)
Net investment income - Class B                                       (2,962)         (27,330)        (801,350)        (426,932)
                                                                ------------     ------------     ------------     ------------
Total dividends                                                   (1,182,333)      (2,832,709)      (9,383,651)      (8,122,046)
                                                                ------------     ------------     ------------     ------------
Share Transactions*
Class A:
Proceeds from shares sold                                        234,463,530      276,335,247       46,898,620       43,757,168
Reinvestment of dividends                                          1,159,375        3,215,622        7,221,886        6,825,231
Cost of shares redeemed                                         (248,896,616)    (290,857,507)     (35,011,833)     (20,665,820)
                                                                ------------     ------------     ------------     ------------
                                                                 (13,273,711)     (11,306,638)      19,108,673       29,916,579
                                                                ------------     ------------     ------------     ------------
Class B:
Proceeds from shares sold                                          5,714,577        5,418,523       10,300,873       11,122,298
Reinvestment of dividends                                              2,815           32,067          740,287          414,467
Cost of shares redeemed                                           (5,696,499)      (3,940,787)      (6,071,287)      (1,549,612)
                                                                ------------     ------------     ------------     ------------
                                                                      20,893        1,509,803        4,969,873        9,987,153
                                                                ------------     ------------     ------------     ------------
Net increase (decrease) from share transactions                  (13,252,818)      (9,796,835)      24,078,546       39,903,732
                                                                ------------     ------------     ------------     ------------
Net increase (decrease) in net assets                            (13,252,818)      (9,796,835)      20,618,153       41,379,406

Net Assets
Beginning of year                                                198,498,532      208,295,367      184,660,622      143,281,216
                                                                ------------     ------------     ------------     ------------
End of year+                                                    $185,245,714     $198,498,532     $205,278,775     $184,660,622
                                                                ============     ============     ============     ============
+Includes undistributed net investment income of                $         --     $         --     $     47,132     $     63,291
                                                                ============     ============     ============     ============
*Shares Issued and Redeemed
Class A:
Sold                                                             234,463,530      276,335,247        4,098,534        3,850,343
Issued for dividends reinvested                                    1,159,375        3,215,622          633,021          600,767
Redeemed                                                        (248,896,616)    (290,857,507)      (3,071,484)      (1,823,040)
                                                                ------------     ------------     ------------     ------------
Net increase (decrease) in Class A shares outstanding            (13,273,711)     (11,306,638)       1,660,071        2,628,070
                                                                ============     ============     ============     ============
Class B:
Sold                                                               5,714,577        5,418,523          899,737          977,294
Issued for dividends reinvested                                        2,815           32,067           64,938           36,479
Redeemed                                                          (5,696,499)      (3,940,787)        (533,219)        (135,957)
                                                                ------------     ------------     ------------     ------------
Net increase in Class B shares outstanding                            20,893        1,509,803          431,456          877,816
                                                                ============     ============     ============     ============


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

                                                                             INVESTMENT GRADE                            INCOME
                                                                -----------------------------     -----------------------------
Year Ended September 30                                                 2003             2002             2003             2002
                                                                ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                           $  7,055,455     $  5,425,493     $ 40,172,419     $ 39,664,668
Net realized loss on investments                                  (1,287,197)        (386,408)     (40,988,935)     (37,103,041)
Net unrealized appreciation (depreciation) of investments          7,336,387        1,798,504      110,648,829       (8,428,785)
                                                                ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
resulting from operations                                         13,104,645        6,837,589      109,832,313       (5,867,158)
                                                                ------------     ------------     ------------     ------------
Dividends to Shareholders
Net investment income - Class A                                   (6,630,609)      (4,810,730)     (38,529,726)     (37,692,940)
Net investment income - Class B                                   (1,254,542)        (904,899)      (2,335,735)      (1,962,017)
                                                                ------------     ------------     ------------     ------------
Total dividends                                                   (7,885,151)      (5,715,629)     (40,865,461)     (39,654,957)
                                                                ------------     ------------     ------------     ------------
Share Transactions*
Class A:
Proceeds from shares sold                                         54,335,625       47,473,392       74,169,454       43,116,454
Reinvestment of dividends                                          5,527,350        4,139,571       27,917,451       29,138,211
Cost of shares redeemed                                          (22,919,488)     (14,827,750)     (54,438,349)     (50,752,779)
                                                                ------------     ------------     ------------     ------------
                                                                  36,943,487       36,785,213       47,648,556       21,501,886
                                                                ------------     ------------     ------------     ------------
Class B:
Proceeds from shares sold                                         10,815,522       10,125,998       12,429,320        6,535,725
Reinvestment of dividends                                          1,092,655          812,606        1,486,015        1,175,341
Cost of shares redeemed                                           (4,647,711)      (2,085,303)      (5,406,924)      (3,483,162)
                                                                ------------     ------------     ------------     ------------
                                                                   7,260,466        8,853,301        8,508,411        4,227,904
                                                                ------------     ------------     ------------     ------------
Net increase from share transactions                              44,203,953       45,638,514       56,156,967       25,729,790
                                                                ------------     ------------     ------------     ------------
Net increase (decrease) in net assets                             49,423,447       46,760,474      125,123,819     (19,792,325)

Net Assets
Beginning of year                                                124,916,241       78,155,767      421,044,606      440,836,931
                                                                ------------     ------------     ------------     ------------
End of year+                                                    $174,339,688     $124,916,241     $546,168,425     $421,044,606
                                                                ============     ============     ============     ============
+Includes undistributed net investment deficit of               $ (1,073,397)    $   (540,137)    $ (1,481,783)    $ (1,141,323)
                                                                ============     ============     ============     ============
*Shares Issued and Redeemed
Class A:
Sold                                                               5,422,036        4,854,850       25,912,750       14,895,545
Issued for dividends reinvested                                      549,544          422,822        9,743,823       10,076,127
Redeemed                                                          (2,282,798)      (1,519,576)     (19,071,100)     (17,411,428)
                                                                ------------     ------------     ------------     ------------
Net increase in Class A shares outstanding                         3,688,782        3,758,096       16,585,473        7,560,244
                                                                ============     ============     ============     ============
Class B:
Sold                                                               1,080,259        1,034,955        4,363,332        2,269,331
Issued for dividends reinvested                                      108,648           82,994          517,968          409,120
Redeemed                                                            (463,573)        (214,018)      (1,892,570)      (1,214,018)
                                                                ------------     ------------     ------------     ------------
Net increase in Class B shares outstanding                           725,334          903,931        2,988,730        1,464,433
                                                                ============     ============     ============     ============


See notes to financial statements



Notes to Financial Statements
September 30, 2003

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted the Fund's Board of Directors/Trustees. At September 30, 2003, the Income Fund held eighteen securities that were fair valued by its Valuation Committee with an aggregate value of $650,993 representing 0.1% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2003, capital loss carryovers were as follows:

                                                             Year Capital Loss Carryovers Expire
                            --------------------------------------------------------------------------------------------------
Fund               Total          2004           2005          2007          2008          2009            2010           2011
----          ----------    ----------     ----------    ----------    ----------     ----------     ----------     ----------
Government    $3,420,990    $  204,508     $       --    $       --    $1,017,364     $2,144,197     $       --     $   54,921

Investment
Grade          2,150,642            --             --            --            --      1,715,940         27,419        407,283

Income        94,718,360     4,514,945      3,055,280       842,581     1,832,458     13,810,649     18,563,112     52,099,335

C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in



Notes to Financial Statements (continued)
September 30, 2003

Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2003, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $15,631 against custodian charges based on the uninvested cash balances of the Funds.

2. Security Transactions--For the year ended September 30, 2003, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government        $         --   $         --   $150,537,306   $126,665,895
Investment Grade    46,504,811      9,118,385      8,759,948             --
Income             187,709,659    136,904,229             --             --

At September 30, 2003, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                        Net
                                        Gross          Gross     Unrealized
                     Aggregate     Unrealized     Unrealized   Appreciation
Fund                      Cost   Appreciation   Depreciation  (Depreciation)
----              ------------   ------------   ------------   ------------
Government        $203,357,018    $ 3,973,141    $   400,168   $  3,572,973
Investment Grade   160,441,315     11,858,777      1,771,907     10,086,870
Income             587,786,686     28,683,952     85,454,571    (56,770,619)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2003, total directors/trustees fees accrued by the Funds amounted to $43,250.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 40% of the 1% annual fee on the first $200 million of the Fund's average daily net assets for the year ended September 30, 2003.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO has voluntarily waived 20% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the year ended September 30, 2003.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $750 million.

For the year ended September 30, 2003, total advisory fees accrued to FIMCO by the Funds were $7,665,788 of which $1,016,186 was waived by FIMCO on the Government and Investment Grade Funds. In addition, FIMCO assumed $690,216 of the Cash Management, Government and Investment Grade Funds' expenses.

For the year ended September 30, 2003, FIC, as underwriter, received $5,293,301 in commissions from the sale of shares of the Funds after allowing $126,580 to other dealers. Shareholder servicing costs included $1,878,081 in transfer agent fees accrued to ADM and $376,762 in IRA custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The



Notes to Financial Statements (continued)
September 30, 2003

service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2003, total distribution fees accrued to FIC by the Funds amounted to $2,930,164.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2003, Cash Management Fund held eleven restricted securities with an aggregate value of $40,307,189 representing 21.8% of the Fund's net assets, Investment Grade Fund held nine restricted securities with an aggregate value of $12,375,363 representing 7.1% of the Fund's net assets and Income Fund held thirty restricted securities with an aggregate value of $57,475,398 representing 10.5% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--Cash Management Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in
Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 5,000,000,000 shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

7. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2003 and September 30, 2002 consisted entirely of ordinary income as follows:

                                   Distributions      Distributions
                                        Declared           Declared
                                   in 2003 from:      in 2002 from:
                                  --------------     --------------
                                        Ordinary           Ordinary
Fund                                      Income             Income
----                              --------------     --------------
Cash Management                      $ 1,182,333        $ 2,832,709
Government                             9,383,651          8,122,046
Investment Grade                       7,885,151          5,715,629
Income                                40,865,461         39,654,957

As of September 30, 2003, the components of distributable earnings on a tax basis were:

                                        Total
                 Undistributed        Capital     Unrealized  Distributable
                      Ordinary           Loss   Appreciation       Earnings
Fund                    Income      Carryover  (Depreciation)      (Deficit)
----              ------------   ------------   ------------   ------------
Government            $ 47,132   $ (3,420,990)  $  1,972,758  $  (1,401,100)
Investment Grade       212,180     (2,150,642)     8,588,230      6,649,768
Income                 634,711    (94,718,360)   (82,804,245)  (176,887,894)



Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
             of Period      Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1998(a)         $ 1.00       $.048            $ --         $.048          $.048           $ --          $.048         $ 1.00
1999(b)           1.00        .032              --          .032           .032             --           .032           1.00
2000              1.00        .054              --          .054           .054             --           .054           1.00
2001              1.00        .050              --          .050           .050             --           .050           1.00
2002              1.00        .014              --          .014           .014             --           .014           1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00

Class B
-------
1998(a)           1.00        .041              --          .041           .041             --           .041           1.00
1999(b)           1.00        .027              --          .027           .027             --           .027           1.00
2000              1.00        .046              --          .046           .046             --           .046           1.00
2001              1.00        .040              --          .040           .040             --           .040           1.00
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1999            $11.49       $ .63           $(.58)        $ .05          $ .61           $ --          $ .61         $10.93
2000             10.93         .65             .02           .67            .66             --            .66          10.94
2001             10.94         .64             .48          1.12            .65             --            .65          11.41
2002             11.41         .59             .09           .68            .59             --            .59          11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31

Class B
-------
1999             11.48         .54            (.57)         (.03)           .53             --            .53          10.92
2000             10.92         .57             .02           .59            .58             --            .58          10.93
2001             10.93         .55             .49          1.04            .56             --            .56          11.41
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1998(a)             4.92              $160         .80           5.00           1.14           4.66             --
1999(b)             3.29               158         .80+          4.33+          1.14+          3.99+            --
2000                5.50               182         .80           5.36           1.08           5.08             --
2001                4.63               204         .80           4.52            .99           4.33             --
2002                1.38               193         .80           1.38            .90           1.28             --
2003                0.62               179         .78            .62            .97            .43             --

Class B
-------
1998(a)             4.14                 1        1.55           4.25           1.89           3.91             --
1999(b)             2.72                 2        1.55+          3.58+          1.89+          3.24+            --
2000                4.72                 2        1.55           4.61           1.83           4.33             --
2001                3.85                 4        1.55           3.77           1.74           3.58             --
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                0.05                 6        1.34            .06           1.53           (.13)            --
------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1999                 .50              $140        1.19           5.58           1.57           5.20             99
2000                6.38               124        1.12           6.05           1.55           5.62             26
2001               10.49               137        1.10           5.70           1.53           5.27             59
2002                6.16               168        1.10           5.21           1.56           4.75             75
2003                3.08               184        1.10           4.69           1.58           4.21             65

Class B
-------
1999                (.25)                3        1.93           4.84           2.31           4.46             99
2000                5.56                 3        1.87           5.30           2.30           4.87             26
2001                9.77                 6        1.85           4.95           2.28           4.52             59
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1999              $10.53          $ .57           $(.79)        $(.22)         $ .58           $.07          $ .65         $ 9.66
2000                9.66            .60            (.14)          .46            .58            .01            .59           9.53
2001                9.53            .61             .41          1.02            .63             --            .63           9.92
2002++              9.92            .55             .07           .62            .58             --            .58           9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28

Class B
-------
1999               10.54            .50            (.79)         (.29)           .51            .07            .58           9.67
2000                9.67            .54            (.14)          .40            .52            .01            .53           9.54
2001                9.54            .54             .41           .95            .56             --            .56           9.93
2002++              9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1999              $ 4.17          $ .40          $ (.27)        $ .13          $ .38           $ --          $ .38         $ 3.92
2000                3.92            .35            (.26)          .09            .38             --            .38           3.63
2001                3.63            .33            (.68)         (.35)           .35             --            .35           2.93
2002++              2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05

Class B
-------
1999                4.16            .37            (.27)          .10            .36             --            .36           3.90
2000                3.90            .33            (.26)          .07            .36             --            .36           3.61
2001                3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002++              2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
---------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1999               (2.21)             $ 49        1.10           5.70           1.38           5.42             18
2000                5.03                47        1.10           6.36           1.35           6.11             62
2001               10.93                65        1.10           6.22           1.28           6.04             21
2002++              6.48               102        1.10           5.63           1.33           5.40             13
2003                8.94               144        1.10           4.85           1.35           4.60              6

Class B
-------
1999               (2.90)                7        1.80           5.00           2.08           4.72             18
2000                4.31                 8        1.80           5.66           2.05           5.41             62
2001               10.15                13        1.84           5.48           2.02           5.30             21
2002++              5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1999                3.13              $389        1.29           9.71            N/A            N/A             28
2000                2.46               501        1.29           9.55            N/A            N/A             14
2001              (10.20)              418        1.30           9.81            N/A            N/A             18
2002++             (1.52)              397        1.35           8.90            N/A            N/A             20
2003               25.78               509        1.34           8.38            N/A            N/A             31

Class B
-------
1999                2.29                14        1.99           9.01            N/A            N/A             28
2000                1.81                23        1.99           8.85            N/A            N/A             14
2001              (10.62)               22        2.00           9.11            N/A            N/A             18
2002++             (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges.
 ** Net of expenses waived or assumed (Note 3).
  + Annualized
 ++ Prior to October 1, 2001, the Income Fund and the Investment Grade
    Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Funds.
(a) For the calendar year ended December 31, 1998.
(b) For the period January 1, 1999 to September 30, 1999.

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund) and Fund For Income as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income as of September 30, 2003, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker

Philadelphia, Pennsylvania
November 3, 2003



This page intentionally left blank.




FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
Directors/Trustees and Officers*

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                  DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol 1/16/1932    Director/Trustee         None/Retired             50              None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  3/19/1922        Director/Trustee         None/Retired             50              None
c/o First Investors           since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein 6/14/1921  Director/Trustee         None/Retired             50              None
c/o First Investors           since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  10/17/1932  Director/Trustee         Owner                    50              None
c/o First Investors           since 1/19/95            Hampton
Management Company, Inc.                               Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth 7/5/1929  Director/Trustee         None/Retired             50              None
217 Upland Downs Road         since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005



                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                            INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head  8/16/1925      Director/Trustee         Chairman of              50              None
c/o First Investors           since 1968               First Investors
Management Company, Inc.                               Corporation,
95 Wall Street                                         Chairman of
New York, NY 10005                                     First Investors
                                                       Consolidated
                                                       Corporation,
                                                       Chairman of
                                                       First Investors
                                                       Management
                                                       Company, Inc.,
                                                       Chairman of
                                                       Administrative Data
                                                       Management Corp.,
                                                       and officer of
                                                       other affiliated
                                                       companies***

Kathryn S. Head  12/31/1955   Director/Trustee         Vice President           50              None
c/o First Investors           since 3/17/94            of First Investors
Management Company, Inc.                               Corporation,
581 Main Street               President                President of
Woodbridge, NJ 07095          since 11/15/01           First Investors
                                                       Consolidated
                                                       Corporation,
                                                       President of
                                                       First Investors
                                                       Management
                                                       Company, Inc.,
                                                       President of
                                                       Administrative Data
                                                       Management Corp.,
                                                       Chairman of
                                                       First Investors
                                                       Federal Savings
                                                       Bank and
                                                       officer of
                                                       other affiliated
                                                       companies***



FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
Directors/Trustees and Officers* (continued)

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                   INTERESTED DIRECTORS/TRUSTEES (continued)

Larry R. Lavoie  9/12/1947    Director/Trustee         General Counsel          50              None
c/o First Investors           since 9/17/98            First Investors
Management Company, Inc.                               Corporation
95 Wall Street                                         and other
New York, NY 10005                                     affiliated
                                                       companies***

John T. Sullivan  1/18/1932   Director/Trustee         Of Counsel               50              None
c/o First Investors           since 9/20/79            Hawkins,
Management Company, Inc.                               Delafield &
95 Wall Street                                         Wood; Director
New York, NY 10005                                     and Chairman
                                                       of Executive
                                                       Committee of
                                                       First Investors
                                                       Corporation

  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors/trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds, and (c) they are officers of the Funds.
    Ms. Head is the daughter of Mr. Head. Mr. Lavoie is an interested director/trustee of the Funds because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an interested director/trustee because he is a director and Chairman of the Executive Committee of First
    Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First
    Investors Leverage Corporation, Route 33 Realty Corporation, First
    Investors Credit Funding Corporation, N.A.K. Realty Corporation,
    Real Property Development Corporation, School Financial Management
    Services, Inc., First Investors Federal Savings Bank, First
    Investors Credit Corporation and First Investors Resources, Inc.



                               Position(s)
                               Held with                Principal                Number of       Other
                               Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth            Length of                During Past              Fund Complex    Directorships
and Address                    Service                  5 Years                  Overseen        Held
-------------------            ------------------       ------------------       ------------    ------------

                                   OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  8/2/1957    Treasurer                Treasurer                50              None
c/o First Investors            since 1988               and Principal
Management Company, Inc.                                Accounting Officer
581 Main Street
Woodbridge, NJ 07095

George V. Ganter  5/29/1952    Vice President           Portfolio Manager        2               None
c/o First Investors            since 2000               of First Investors
Management Company, Inc.                                Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

Michael J. O'Keefe 11/24/1965  Vice President           Portfolio Manager        3               None
c/o First Investors            since 1996               of First Investors
Management Company, Inc.                                Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

Clark D. Wagner  2/25/1959     Vice President           Director of              27              None
c/o First Investors            since 1991               Fixed Income
Management Company, Inc.                                (previously Chief
95 Wall Street                                          Investment Officer)
New York, NY 10005                                      of First Investors
                                                        Management
                                                        Company, Inc.



FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.



NOTES



NOTES


Item 2.  Code of Ethics - Filed herewith

The Board of Directors/Trustees of First Investors Funds ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert - Filed herewith

The Independent Director currently serving as the Audit Committee Financial Expert is Robert F. Wentworth.

The Board of Directors/Trustees of First Investors Funds ("Board") has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment Company Act of 1940. Specifically, the Board determined that Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4. Principal Accountant Fees and Services - Not applicable to this filing. Applicable to Annual Reports for fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants - Not applicable

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies - Not applicable for this filing

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 1, 2003


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 1, 2003